Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Aug. 31, 2020
Accumulated Other Comprehensive Loss [Abstract]
Changes in accumulated other comprehensive loss
Changes in accumulated other comprehensive loss are as follows:

	Foreign currency translation adjustment	Cash-flow hedge	Accumulated other comprehensive loss

Balance as at September 1, 2017	$(40,874)	$1,909	$(38,965)
Foreign currency translation adjustment	(6,491)	–	(6,491)
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	–	(1,894)	(1,894)

Balance as at August 31, 2018	(47,365)	15	(47,350)
Foreign currency translation adjustment	(4,177)	–	(4,177)
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	–	16	16

Balance as at August 31, 2019	(51,542)	31	(51,511)

Foreign currency translation adjustment	5,994	–	5,994
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	–	1,743	1,743

Balance as at August 31, 2020	$(45,548)	$1,774	$(43,774)